EQUITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Catalyst Group Entertainment Llc [Member]
Members’ Equity		$ 4,726	$ 4,726	$ 35,100
Members deficit		(4,726)	(4,726)	(35,100)
Iqi Media Inc [Member]
Members’ Equity		(59,142)	(34,028)	(1,269)
Members deficit		59,142	$ 34,028	$ 1,269
Winvest Group Ltd [Member]
Members’ Equity	$ 1,619,358	(114,522)
Members deficit	$ (1,619,358)	$ 114,522
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	17,411,217	16,510,563
Common stock, shares outstanding	17,411,217	16,510,563
Preferred stock, shares authorized	300,000,000	300,000,000
Preferred stock, shares issued	227,838,680	227,838,680
Preferred stock, shares outstanding	227,838,680	227,838,680
Conversion basis	Each share of preferred stock is convertible to 50 shares of common stock.